Stock-Based Compensation (Tables)	12 Months Ended
Jul. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Calculate Fair Value of Stock Based Compensation

The following assumptions were used for the Black-Scholes calculation of the fair value of stock-based compensation related to stock options granted during the periods presented:

	Year Ended July 31, 2022	Year Ended July 31, 2021
Expected term (years)	5.00–6.50 years	5.00–6.50 years
Risk-free interest rate	0.69 – 2.99%	0.27 -1.13%
Volatility	86.98 – 91.70%	85.31 – 89.08%
Dividend yield	0%	0%

Summary of Stock Option Activity

The following is a summary of the Company’s 2011 Plan and non-Plan stock option activity for the year ended July 31, 2022:

	Options	Weighted Average Exercise Price	Weighted - Average Remaining Contract (in years)	Aggregate Intrinsic Value ($000)
Outstanding - July 31, 2021	3,111,642	$3.27
Granted	748,400	$0.90
Exercised	(130,000)	$1.56
Forfeited/Cancelled	(782,637)	$3.80
Outstanding - July 31, 2022	2,947,405	$2.61	8.6	$-
Exercisable - July 31, 2022	2,170,263	$2.91	8.3	$-

Summary of Restricted Stock Units

The following table summarize RSUs issued and outstanding:

	RSUs	Weighted Average Grant Date Fair Value
Nonvested - July 31, 2021	442,749	$3.24
Vested	(83,019)	$3.40
Forfeited/Cancelled	(300,105)	$3.16
Nonvested - July 31, 2022	59,625	$3.41

Summary of Common Stock Reserved for Future Issuance

The following table summarizes all common stock reserved for future issuance at July 31, 2022:

Common Stock options outstanding (within the 2011 Plan and outside of the terms of the 2011 Plan)	2,947,405
Common Stock reserved for restricted stock unit release	59,625
Common Stock authorized for future grant under the 2011 Plan	1,748,639
Common Stock reserved for warrant exercise	1,706,190
Shares issuable under CGP and Sirtex stock purchase agreements (Note 6)	1,924,001
Common Stock reserved for future ESPP issuance	26,794
Total Common Stock reserved for future issuance	8,412,654